Derivatives - Cash Flow Hedge Gains and Losses (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Gains (losses) reclassified in Accumulated other comprehensive income on cash flow hedge derivatives	$ 8	$ 5	$ 0
(Gains) losses reclassified from Accumulated other comprehensive income into income	(18)	5	0
Income tax benefit (expense) on cash flow hedges	2	(2)	0
Net change of the effective portion of designated cash flow hedges	(8)	8	0
Research and development
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from Accumulated other comprehensive income into income	(10)	3	0
Selling, general and administrative
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from Accumulated other comprehensive income into income	$ (8)	$ 2	$ 0